UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21293
Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
March 31, 2008

Shares	Description (1)	Value

	Common Stocks – 39.5% (24.4% of Total Investments)

	Aerospace & Defense – 0.6%

22,110	Boeing Company	$1,644,321
12,930	Finmeccanica S.p.A	440,264
11,836	Lockheed Martin Corporation	1,175,315
8,890	Orbital Sciences Corporation, (2)	214,249
43,900	Thales S.A.	2,841,402
12,210	United Technologies Corporation	840,292

	Total Aerospace & Defense	7,155,843

	Airlines – 0.1%

42,100	Lufthansa AG	1,140,099
1,810	Ryanair Holdings PLC, (2)	51,187

	Total Airlines	1,191,286

	Auto Components – 0.3%

40,810	Aisin Seiki Company Limited	1,539,099
9,060	Cooper Tire & Rubber	135,628
13,430	Johnson Controls, Inc.	453,934
24,730	Magna International Inc., Class A	1,784,270

	Total Auto Components	3,912,931

	Automobiles – 0.6%

24,530	Daimler-Chrysler AG	2,098,542
37,160	Honda Motor Company Limited	1,070,580
1,140	S.A. D’Ieteren N.V.	405,190
18,340	Toyota Motor Corporation	1,850,323
1,720	Volkswagen AG	100,242
70,300	Yamaha Motor Company Limited	1,306,525

	Total Automobiles	6,831,402

	Beverages – 1.3%

1,490	Boston Beer Company, (2)	70,835
99,780	Coca-Cola Amatil Limited	776,575
52,780	Coca-Cola Company	3,212,719
37,770	Coca-Cola Enterprises Inc.	914,034
18,970	Diageo PLC, Sponsored ADR	1,542,640
47,380	Fomento Economico Mexicano S.A.	1,979,536
66,280	Heineken N.V.	3,849,497
22,840	Molson Coors Brewing Company, Class B	1,200,699
29,970	Pepsi Bottling Group, Inc.	1,016,283
41,410	SABMiller PLC	908,220

	Total Beverages	15,471,038

	Biotechnology – 0.7%

2,332	Abraxis Bioscience Inc., (2)	137,775
69,500	Amgen Inc., (2), (11)	2,903,710
17,050	Cephalon, Inc., (2)	1,098,020
7,150	Genentech, Inc., (2)	580,437
22,760	Genzyme Corporation, (2)	1,696,530
5,490	Invitrogen Corporation, (2)	469,230
13,880	Novo-Nordisk A/S	961,051

	Total Biotechnology	7,846,753

	Building Products – 0.1%

207,110	Sonae Industria-SPGS S.A., (2)	1,439,183

	Capital Markets – 1.0%

6,790	Ameriprise Financial, Inc.	352,062
188,000	Babcock & Brown Limited	2,548,278
36,630	Bank of New York Company, Inc.	1,528,570
12,410	BGC Partners, Inc.	144,700
1,990	BlackRock Inc.	406,318
11,340	Calamos Asset Management, Inc. Class A	184,615
30,030	Credit Suisse Group	1,527,926
12,290	Credit Suisse Group	625,781
27,470	Invesco LTD	669,169
25,030	JPMorgan Chase & Co.	1,075,039
11,310	SEI Investments Company	279,244
7,940	State Street Corporation	627,260
78,500	UBS AG, (11)	2,260,800

	Total Capital Markets	12,229,762

	Chemicals – 1.3%

11,600	Air Products & Chemicals Inc.	1,067,200
620	Bayer AG	49,907
2,500	CF Industries Holdings, Inc.	259,050
7,910	Eastman Chemical Company	493,980
4,880	Lubrizol Corporation	270,889
207,300	Mitsui Chemicals	1,389,858
38,540	Mosaic Company, (2)	3,954,204
335,480	Nissan Chemical Industries Limited	3,574,473
280	Potash Corporation of Saskatchewan	43,459
16,640	Potash Corporation of Saskatchewan	2,585,689
24,960	Shin-Etsu Chemical Company Limited	1,299,686
7,310	Terra Industries, Inc., (2)	259,724

	Total Chemicals	15,248,119

	Commercial Banks – 2.3%

800	Allied Irish Banks	34,544
14,880	Allied Irish Banks	317,263
77,570	Allinaz S.E.	1,525,026
1,500	Banco Bilbao Vizcaya Argentaria S.A.	32,985
1,530	Banco Bradesco S.A., ADR	42,473
1,860	Banco Itau Holdings Financeira, S.A.	42,334
40,640	Banco Santander Central S.A.	810,362
24,090	Bank of Montreal	1,079,473
1,510	Barclays PLC	54,662
22,020	BB&T Corporation	705,961
25,720	BNP Paribas S.A.	2,593,403
6,820	Comerica Incorporated	239,246
9,490	Community Bank System Inc.	233,074
31,950	Credit Agricole S.A.	987,824
246,750	DnB NOR ASA	3,767,055
111,360	Hang Seng Bank	2,027,449
34,900	ICICI Bank Limited, ADR	1,332,831
17,430	Kookmin Bank	976,952
23,880	Lloyds TSB Group PLC, Sponsored ADR	857,292
13,620	Marshall and Ilsley Corporation	315,984
2,600	National Bank of Greece S.A.	136,882
29,940	National Bank of Greece S.A.	316,166
859,260	Nishi-Nippon City Bank Limited	2,275,348
22,830	Northern Trust Corporation	1,517,510
9,830	PNC Financial Services Group, Inc.	644,553
4,410	Prosperity Bancshares, Inc.	126,391
154,690	Royal Bank of Scotland, PLC	1,036,297
46,010	Standard Chartered PLC	1,573,342
4,540	SVB Financial Group, (2)	198,126
20,920	Sydbank A/S	764,495
5,250	UMB Financial Corporation	216,300

	Total Commercial Banks	26,781,603

	Commercial Services & Supplies – 0.8%

327,800	Allied Waste Industries, Inc., (2), (11)	3,543,518
2,246	Consolidated Graphics Inc., (2)	125,888
1,850	Dun and Bradstreet Inc.	150,553
208,260	Michael Page International PLC	1,250,581
26,410	Randstad Holding N.V.	1,236,738
293,300	Toppan Printing Company Limited	3,429,926

	Total Commercial Services & Supplies	9,737,204

	Communications Equipment – 0.9%

4,380	Comtech Telecom Corporation, (2)	170,820
96,460	Corning Incorporated	2,318,898
6,330	Interdigital Inc., (2)	125,397
85,000	LM Ericsson Telefonaktiebolaget, (11)	1,670,250
79,430	Nokia Oyj, Sponsored ADR	2,528,257
75,230	QUALCOMM Inc.	3,084,430
6,470	Tandberg ASA	97,590

	Total Communications Equipment	9,995,642

	Computers & Peripherals – 0.8%

22,461	Apple, Inc., (2)	3,223,154
72,610	Hewlett-Packard Company	3,315,373
7,940	International Business Machines Corporation (IBM)	914,212
7,950	NCR Corporation, (2)	181,499
85,013	Network Appliance Inc., (2)	1,704,511
7,950	Teradata Corporation, (2)	175,377

	Total Computers & Peripherals	9,514,126

	Construction & Engineering – 0.7%

315,280	AMEC PLC	4,528,379
9,140	Fluor Corporation	1,290,202
151,790	JGC Corporation	2,329,425
4,900	Perini Corporation, (2)	177,527

	Total Construction & Engineering	8,325,533

	Consumer Finance – 0.3%

9,130	MasterCard, Inc.	2,035,899
48,840	Western Union Company	1,038,827

	Total Consumer Finance	3,074,726

	Containers & Packaging – 0.1%

10,400	Owens-Illinois, Inc., (2)	586,872

	Distributors – 0.1%

82,910	Jardine Cycle & Carriage Limited	1,186,960

	Diversified Consumer Services – 0.0%

2,320	Apollo Group, Inc., (2)	100,224
2,820	ITT Educational Services, Inc., (2)	129,523

	Total Diversified Consumer Services	229,747

	Diversified Financial Services – 0.6%

60,440	Citigroup Inc.	1,294,625
21,380	Deutsche Boerse AG	3,445,741
16,690	Eaton Vance Corporation	509,212
22,820	ING Group N.V.	852,783
13,430	Nasdaq Stock Market, Inc., (2)	519,204

	Total Diversified Financial Services	6,621,565

	Diversified Telecommunication Services – 1.7%

36,630	AT&T Inc.	1,402,929
390	Brasil Telecom	25,529
7,160	Cbeyond Inc., (2)	134,536
1,509	Chunghwa Telecom Co., Ltd., Sponsored ADR	39,688
21,180	France Telecom S.A.	711,224
105,430	KT Corporation, Sponsored ADR, (11)	2,503,963
389,300	Nippon Telegraph and Telephone Corporation, ADR, (11)	8,440,024
59,090	Telecom Argentina S.A., (2)	1,251,526
455,000	Telecom Italia S.p.A.	751,828
24,830	Telefonica S.A.	2,148,043
54,110	Telefonos de Mexico SA, de C.V., Series L	2,034,536

	Total Diversified Telecommunication Services	19,443,826

	Electric Utilities – 1.8%

600	Ameren Corporation	26,424
5,800	Black Hills Corporation	207,524
263,700	Centrais Electricas Brasileiras S.A., ADR	3,823,149
40,440	E.ON A.G.	2,522,210
32,310	Edison International	1,583,836
8,760	El Paso Electric Company, (2)	187,201
15,260	FPL Group, Inc.	957,412
100,500	IDACORP, INC	3,227,055
268,500	Korea Electric Power Corporation, Sponsored ADR	4,038,240
148,600	PNM Resources Inc.	1,853,042
8,330	Progress Energy, Inc.	347,361
62,880	Reliant Energy Inc., (2)	1,487,112

	Total Electric Utilities	20,260,566

	Electrical Equipment – 0.4%

36,840	ABB Limited	992,917
48,740	Emerson Electric Co.	2,508,160
1,370	First Solar Inc., (2)	316,662
18,930	Nikon Corporation	506,652

	Total Electrical Equipment	4,324,391

	Electronic Equipment & Instruments – 0.7%

1,624	Itron Inc., (2)	146,534
73,760	LG Philips LCD Company Limited, Sponsored ADR	1,647,061
18,050	MEMC Electronic Materials, (2)	1,279,745
7,030	Mettler-Toledo International Inc., (2)	682,754
60,500	Tech Data Corporation, (2), (11)	1,984,400
3,387	Teledyne Technologies Inc., (2)	159,189
29,910	Thermo Fisher Scientific, Inc., (2)	1,700,084

	Total Electronic Equipment & Instruments	7,599,767

	Energy Equipment & Services – 1.3%

1,460	Atwood Oceanics Inc., (2)	133,911
231,500	BJ Services Company, (11)	6,600,065
26,660	Cooper Cameron Corporation, (2)	1,110,122
1,950	Dawson Geophysical Company, (2)	131,625
9,530	Dresser Rand Group, Inc., (2)	293,048
11,780	FMC Technologies Inc., (2)	670,164
42,390	Global Industries, Limited, (2)	682,055
7,500	Matrix Service Company, (2)	128,850
16,510	National-Oilwell Varco Inc., (2)	963,854
9,160	Noble Corporation	454,977
34,050	Patterson-UTI Energy, Inc.	891,429
10,600	Technip S.A.	825,706
9,830	Tidewater Inc.	541,731
5,080	Transocean Inc., (2)	686,816
3,860	Trico Marine Services Inc., (2)	150,424
6,760	Unit Corporation, (2)	382,954

	Total Energy Equipment & Services	14,647,731

	Food & Staples Retailing – 0.5%

18,600	Casino Guichard-Perrachon S.A.	2,229,572
3,290	Koninklijke Ahold N.V., (2)	49,004
111,040	Marks and Spencer Group PLC	854,369
3,470	Nash Finch Company	117,911
33,110	Safeway Inc.	971,779
26,010	Wal-Mart Stores, Inc.	1,370,207
58,780	William Morrison Supermarkets PLC	320,489

	Total Food & Staples Retailing	5,913,331

	Food Products – 1.9%

22,490	ConAgra Foods, Inc.	538,636
15,935	Flowers Foods Inc.	394,391
32,080	H.J. Heinz Company	1,506,798
198,950	Jeronimo Martins SGPS	1,600,048
4,550	Monsanto Company	507,325
410	Nestle S.A.	51,429
267,000	Smithfield Foods, Inc., (2), (11)	6,877,920
98,450	Tingyi Holding Corporation	129,751
481,100	Tyson Foods, Inc., Class A, (11)	7,673,545
70,840	Unilever PLC	2,388,725

	Total Food Products	21,668,568

	Gas Utilities – 0.5%

1,050	BG PLC	121,770
4,850	E. ON AG	897,376
25,340	Energen Corporation	1,578,682
8,030	Equitable Resources Inc.	472,967
2,640	Gas Natural SDG	163,114
40,890	Questar Corporation	2,312,738
18,780	Spectra Energy Corporation	427,245

	Total Gas Utilities	5,973,892

	Health Care Equipment & Supplies – 0.6%

20,050	Alfresa Holdings Corporation	1,591,032
2,230	Analogic Corporation	148,384
9,750	Applera Corporation-Applied Biosystems Group	320,385
28,090	Baxter International Inc.	1,624,164
534	Fresenius Medical Care, ADR	26,871
31,920	Fresenius Medical Care, ADR	1,606,348
109,400	Paramount Bed Company Limited	1,498,193
9,100	Patterson Companies Inc., (2)	330,330
4,172	Surmodics Inc., (2)	174,723

	Total Health Care Equipment & Supplies	7,320,430

	Health Care Providers & Services – 0.1%

20,284	Express Scripts, Inc., (2)	1,304,667
4,640	Mentor Corporation	119,341

	Total Health Care Providers & Services	1,424,008

	Hotels, Restaurants & Leisure – 0.3%

2,160	Bally Technologies, Inc., (2)	74,174
19,360	Burger King Holdings Inc.	535,498
880	Carnival Corporation	35,482
23,410	McDonald’s Corporation	1,305,576
24,360	Royal Caribbean Cruises Limited	801,444
2,680	WMS Industries Inc., (2)	96,400
7,670	Wynn Resorts Ltd.	771,909

	Total Hotels, Restaurants & Leisure	3,620,483

	Household Durables – 0.0%

1,480	Desarrolladora Homex SAB de C.V., Sponsored ADR, (2)	85,914
3,160	Matsushita Electric Industrial Co., Ltd.	68,604
4,540	Tupperware Corporation	175,607

	Total Household Durables	330,125

	Household Products – 0.4%

38,160	Colgate-Palmolive Company	2,973,046
56,000	KAO Corporation	1,593,425

	Total Household Products	4,566,471

	Independent Power Producers & Energy Traders – 0.1%

21,980	NRG Energy Inc., (2)	857,000

	Industrial Conglomerates – 0.5%

19,860	East Asiatic Co., LTD	1,744,751
250,340	Keppel Corporation	1,822,368
16,460	Siemens AG, Sponsored ADR	1,793,152
3,240	Teleflex Inc.	154,580

	Total Industrial Conglomerates	5,514,851

	Insurance – 1.0%

750	Aegon N.V.	10,980
34,025	AFLAC Incorporated	2,209,924
7,940	American International Group, Inc.	343,405
10,140	Amtrust Financial Services, Inc.	164,369
16,480	Aon Corporation	662,496
12,930	Arch Capital Group Limited, (2)	887,903
3,940	Aspen Insurance Holdings Limited, (2)	103,937
8,550	Axis Capital Holdings Limited	290,529
254,800	Benfield Group, Limited	1,260,213
3,970	Fairfax Financial Holdings Limited	1,139,787
9,720	HCC Insurance Holdings Inc.	220,547
5,250	Philadelphia Consolidated Holding Corporation, (2)	169,050
6,550	Power Financial Corporation	224,045
8,190	Seabright Insurance Holdings Inc., (2)	120,639
23,850	Sun Life Financial Inc.	1,111,410
5,364	Tower Group Inc.	135,012
64,750	WR Berkley Corporation	1,792,928
1,280	Zurich Financial Services AG	403,467

	Total Insurance	11,250,641

	Internet & Catalog Retail – 0.2%

16,590	Amazon.com, Inc., (2)	1,182,867
133,350	Home Retail Group	692,177

	Total Internet & Catalog Retail	1,875,044

	Internet Software & Services – 0.2%

7,750	Blue Coat Systems Inc.	170,810
60,000	eBay Inc., (2), (11)	1,790,400

	Total Internet Software & Services	1,961,210

	IT Services – 0.3%

33,160	Accenture Limited	1,166,237
12,400	CGI Group Inc., (2)	131,440
7,120	Convergys Corporation, (2)	107,227
100,000	Electronic Data Systems Corporation, (11)	1,665,000
6,190	Savvis Inc., (2)	100,711
5,600	TNS Inc., (2)	115,584

	Total IT Services	3,286,199

	Leisure Equipment & Products – 0.2%

2,040	Canon Inc.	94,595
13,990	Fuji Photo Film Co., Ltd.	500,042
7,950	FujiFilm Holdings Corporation, ADR	282,543
29,290	Hasbro, Inc.	817,191
10,850	Marvel Entertainment Inc., (2)	290,672

	Total Leisure Equipment & Products	1,985,043

	Life Sciences Tools & Services – 0.1%

2,630	Dionex Corporation, (2)	202,484
5,470	Illumina Inc., (2)	415,173

	Total Life Sciences Tools & Services	617,657

	Machinery – 0.9%

57,690	ABB Limited	1,553,015
32,770	AGCO Corporation, (2)	1,962,268
7,980	Deere & Company	641,911
19,946	Harsco Corporation	1,104,609
7,860	ITT Industries Inc.	407,227
11,620	MAN AG	1,543,197
30,480	Manitowoc Company Inc.	1,243,584
156,840	Mitsui Engineering & Shipbuilding Company Limited	424,927
8,370	Pall Corporation	293,536
5,580	Parker Hannifin Corporation	386,527
7,790	RBC Bearings Inc., (2)	289,243
4,200	Robbins & Myers, Inc.	137,130

	Total Machinery	9,987,174

	Marine – 0.1%

181,660	Kawasaki Kisen Kaisha Limited	1,783,133

	Media – 0.3%

54,610	DIRECTV Group, Inc., (2)	1,353,782
5,950	Echostar Communications Corporation, (2)	170,944
47,130	Eniro AB	343,534
16,220	ProSiebensati Media AG	350,446
400	Scholastic Corporation, (2)	12,108
620	Shaw Communication Inc.	11,272
7,180	Thomson Corporation	240,745
22,590	Walt Disney Company	708,874
780	WPP Group PLC	46,519

	Total Media	3,238,224

	Metals & Mining – 3.8%

196,300	AngloGold Ashanti Limited, Sponsored ADR, (11)	6,666,348
204,700	Apex Silver Mines Limited, (2)	2,480,964
107,500	Barrick Gold Corporation	4,670,875
12,710	BHP Billiton PLC	374,359
9,960	BHP Billiton PLC	585,150
60,500	BHP Billiton PLC	1,988,090
3,350	Compass Minerals International, Inc.	197,583
148,530	Cookson Group	1,959,667
235,600	Crystallex International Corporation, (2)	534,812
18,830	Freeport-McMoRan Copper & Gold, Inc.	1,811,823
202,500	Gold Fields Limited, (11)	2,800,575
1,504,600	Lihir Gold Limited, (2)	4,801,075
431,790	Mitsubishi Materials	1,895,615
182,300	Newmont Mining Corporation, (11)	8,258,190
188,200	NovaGold Resources Inc., (2), (11)	1,451,022
3,440	Olympic Steel Inc.	155,144
4,360	Rio Tinto PLC, Sponsored ADR	1,795,622
58,590	SSAB Svenskt Stal AB	1,650,143
5,050	Stillwater Mining Company, (2)	78,124

	Total Metals & Mining	44,155,181

	Multiline Retail – 0.5%

30,850	Big Lots, Inc., (2)	687,955
40,340	Costco Wholesale Corporation	2,620,890
8,610	Dollar Tree Stores Inc., (2)	237,550
116,870	Next PLC	2,647,417

	Total Multiline Retail	6,193,812

	Multi-Utilities – 0.1%

47,210	National Grid Group PLC	652,398

	Oil, Gas & Consumable Fuels – 3.4%

15,500	Arch Coal Inc.	674,250
123,120	BP Amoco PLC, (11)	7,467,228
7,020	Cabot Oil & Gas Corporation	356,897
2,760	Carrizo Oil & Gas, Inc., (2)	163,585
42,640	Chesapeake Energy Corporation	1,967,836
13,170	Chevron Corporation	1,124,191
4,190	Comstock Resources Inc., (2)	168,857
20,800	Denbury Resources Inc., (2)	593,840
30,200	Eni S.p.A., Sponsored ADR	2,056,922
10,560	EOG Resources, Inc.	1,267,200
7,280	Frontier Oil Corporation	198,453
27,790	Hess Corporation	2,450,522
24,110	Murphy Oil Corporation	1,980,395
60,100	Nexen Inc., (11)	1,779,561
17,090	Occidental Petroleum Corporation	1,250,475
7,810	Petrohawk Energy Corporation, (2)	157,528
15,930	Petroquest Energy Inc., (2)	276,226
16,466	Pioneer Drilling Company, (2)	262,303
36,610	Repsol YPF S.A.	1,259,750
82,100	Royal Dutch Shell PLC, Class B, Sponsored ADR, (11)	5,531,898
72,950	Singapore Petroleum	360,859
190,269	StatoilHydro ASA, (11)	5,683,335
21,220	Total S.A., Sponsored ADR	1,570,492
6,340	Total S.A.	469,692
3,560	Valero Energy Corporation	174,832
5,850	XTO Energy, Inc.	361,881

	Total Oil, Gas & Consumable Fuels	39,609,008

	Paper & Forest Products – 0.3%

10,520	Aracruz Celulose S.A.	718,095
5,960	Buckeye Technologies Inc., (2)	66,514
7,020	Potlatch Corporation	289,715
9,960	Rayonier Inc.	432,662
8,400	Stora Enso Oyj, R Shares	97,137
55,050	Votorantim Celulose e Papel S.A.	1,569,476

	Total Paper & Forest Products	3,173,599

	Personal Products – 0.1%

17,190	Herbalife, Limited	816,525
3,400	Oriflame Cosmetics S.A.	226,021

	Total Personal Products	1,042,546

	Pharmaceuticals – 1.6%

17,900	Astellas Pharma Inc.	702,994
130,970	AstraZeneca PLC	4,975,550
81,770	Daiichi Sankyo Company Limited	2,425,818
27,340	Eli Lilly and Company	1,410,471
6,720	GlaxoSmithKline PLC, ADR	285,130
20,870	H. Lundbeck A/S	523,479
98,000	Kissei Pharmaceuticals Company Limited	2,067,838
20,920	Merck & Co. Inc.	793,914
2,960	Novo Nordisk A/S	203,693
189,800	Patheon Inc., (2)	560,275
32,970	Pfizer Inc.	690,062
8,450	Pozen Inc., (2)	87,542
62,010	Sanofi-Aventis, ADR, (11)	2,327,855
35,760	Shionogi & Company Limited	614,992
15,610	Shire Pharmaceuticals Group	302,167
39,640	Warner Chilcott Limited, (2)	713,520

	Total Pharmaceuticals	18,685,300

	Real Estate/Mortgage – 0.4%

22,200	Annaly Capital Management Inc.	340,104
6,396	LaSalle Hotel Properties	183,757
7,700	Lexington Corporate Properties Trust	110,957
6,500	Macerich Company	456,755
7,431	SL Green Realty Corporation	605,404
9,921	Tanger Factory Outlet Centers	381,661
14,953	Taubman Centers Inc.	779,051
791,417	Wing Tai Holdings Limited	1,268,948

	Total Real Estate/Mortgage	4,126,637

	Real Estate Management & Development – 0.0%

94,390	New World Development Company, Limited	232,180

	Road & Rail – 0.4%

900	Canadian National Railways Company	43,488
43,010	CSX Corporation	2,411,571
18,570	Hertz Global Holdings, Inc., (2)	223,954
12,920	Kansas City Southern Industries, (2)	518,221
14,570	Landstar System	759,971
5,950	Union Pacific Corporation	746,011

	Total Road & Rail	4,703,216

	Semiconductors & Equipment – 0.2%

12,180	Amkor Technology Inc., (2)	130,326
6,240	Monolithic Power Systems, Inc., (2)	110,011
66,420	National Semiconductor Corporation	1,216,814
4,870	Rubicon Technology Inc., (2)	141,133
14,690	Semtech Corporation, (2)	210,508
84,930	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	872,231

	Total Semiconductors & Equipment	2,681,023

	Software – 0.7%

45,040	Activision Inc., (2)	1,230,042
38,760	Adobe Systems Incorporated, (2)	1,379,468
6,510	Ansys Inc., (2)	224,725
42,780	Autodesk, Inc., (2)	1,346,714
5,838	Blackbaud, Inc.	141,747
5,690	Blackboard, Inc., (2)	189,648
46,000	Microsoft Corporation, (11)	1,305,480
20,950	Salesforce.com, Inc., (2)	1,212,377
5,640	SPSS Inc., (2)	218,719
56,560	Symantec Corporation, (2)	940,027

	Total Software	8,188,947

	Specialty Retail – 0.3%

6,235	Aeropostale, Inc., (2)	169,031
12,810	GameStop Corporation, (2)	662,405
18,320	Gap, Inc.	360,538
2,610	Hennes & Mauritz AB	160,669
4,520	J. Crew Group Inc., (2)	199,648
10,070	NetFlix.com Inc., (2)	348,926
540	Sony Corporation	21,638
42,910	TJX Companies, Inc.	1,419,034

	Total Specialty Retail	3,341,889

	Textiles, Apparel & Luxury Goods – 0.1%

2,030	Deckers Outdoor Corporation, (2)	218,875
620	Gildan Activewear Inc, Sponsored ADR, (2)	23,163
14,258	Guess Inc.	577,021

	Total Textiles, Apparel & Luxury Goods	819,059

	Thrifts & Mortgage Finance – 0.2%

162,930	Hudson City Bancorp, Inc.	2,880,602

	Tobacco – 0.4%

21,800	Altria Group, Inc.	483,959
11,550	British American Tobacco PLC	874,914
260	Japan Tobacco, Inc., (2)	1,300,648
21,800	Philip Morris International	1,102,643
22,280	UST Inc.	1,214,705

	Total Tobacco	4,976,869

	Transportation Infrastructure – 0.2%

885,990	Macquarie Airports	2,633,468

	Wireless Telecommunication Services – 0.1%

16,960	Millicom International Cellular S.A., (2)	1,603,567
1,240	Mobile Telesystems, Sponsored ADR	94,053

	Total Wireless Telecommunication Services	1,697,620

	Total Common Stocks (cost $478,077,379)	456,623,414

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 1.6% (1.0% of Total Investments)

	Automobiles – 0.3%

30,200	General Motors Corporation, Convertible Bonds	1.500%	B-	$691,580
56,800	General Motors Corporation, Convertible Notes, Senior Debentures, Series B	5.250%	B-	921,864
92,750	General Motors Corporation	6.250%	B-	1,530,375

	Total Automobiles			3,143,819

	Capital Markets – 0.0%

11,300	AMG Capital Trust II, Convertible Bond	5.150%	BB	433,638

	Commercial Banks – 0.0%

14,750	Sovereign Capital Trust IV, Convertible Security	4.375%	Baa1	451,719

	Communications Equipment – 0.6%

9,200	Lucent Technologies Capital Trust I	7.750%	B2	6,440,000

	Diversified Financial Services – 0.1%

30,800	Citigroup Inc., Series T	6.500%	A	1,462,384

	Electric Utilities – 0.1%

18,850	Centerpoint Energy Inc.	2.000%	BBB-	546,273
4,000	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	287,750

	Total Electric Utilities			834,023

	Food Products – 0.0%

2,850	Bunge Limited, Convertible Bonds	4.875%	BB	324,188

	Household Durables – 0.0%

12,000	Newell Financial Trust I	5.250%	BBB-	544,500

	Independent Power Producers & Energy Traders – 0.1%

300	NRG Energy Inc., Convertible Bond	4.000%	B2	600,840

	Metals & Mining – 0.1%

800	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	1,697,000

	Oil, Gas & Consumable Fuels – 0.1%

550	El Paso Corporation	4.990%	B	748,000

	Real Estate – 0.1%

9,350	Simon Property Group, Inc., Series I	6.000%	BBB+	709,478

	Thrifts & Mortgage Finance – 0.1%

30,450	Washington Mutual, Inc., Unit 1 Trust	5.375%	A3	864,780

	U.S. Agency – 0.0%

5	Federal National Mortgage Association	5.375%	AA-	335,624

	Total Convertible Preferred Securities (cost $22,323,638)			18,589,993

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 52.2% (32.2% of Total Investments)

	Capital Markets – 6.1%

224,404	BNY Capital Trust V, Series F	5.950%	Aa3	$4,813,466
950,117	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	20,693,548
86,700	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	2,150,160
34,300	First Union Institutional Capital II (CORTS)	8.200%	A1	857,500
3,900	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	79,794
4,700	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	94,940
300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	6,105
41,500	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	852,410
7,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	144,075
480,888	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	8,559,806
101,461	Merrill Lynch Preferred Capital Trust III	7.000%	A2	2,065,746
115,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	2,456,866
341,000	Merrill Lynch Preferred Capital Trust V	7.280%	A2	7,297,400
307,334	Morgan Stanley Capital Trust III	6.250%	A1	6,229,660
456,907	Morgan Stanley Capital Trust IV	6.250%	A1	9,188,400
2,100	Morgan Stanley Capital Trust V	5.750%	A+	40,215
239,129	Morgan Stanley Capital Trust VII	6.600%	A1	5,117,361

	Total Capital Markets			70,647,452

	Commercial Banks – 10.2%

69,570	ABN AMRO Capital Fund Trust V	5.900%	A1	1,381,660
74,400	ASBC Capital I	7.625%	A3	1,852,560
78,055	BAC Capital Trust II	7.000%	Aa2	1,890,492
213,600	BAC Capital Trust III	7.000%	Aa2	5,181,936
8,200	BAC Capital Trust IV	5.875%	Aa2	174,824
8,000	BAC Capital Trust V	6.000%	Aa3	170,000
10,200	BAC Capital Trust VIII	6.000%	Aa2	215,628
358,086	Banco Santander Finance	6.800%	Aa3	7,967,414
323,606	Banco Santander Finance	6.500%	A	6,876,628
8,300	BancorpSouth Capital Trust I	8.150%	Baa1	206,421
231,600	Banesto Holdings, Series A, 144A	10.500%	A1	7,331,599
63,700	Bank One Capital Trust VI	7.200%	Aa3	1,575,301
200	Capital One Capital II Corporation	7.500%	Baa1	3,940
212,400	Citizens Funding Trust I	7.500%	Baa1	3,653,280
107,000	Cobank ABC, 144A,	7.000%	A	4,788,785
394,900	Credit Suisse Guernsey	7.900%	Aa3	9,946,544
347,358	Fifth Third Capital Trust VI	7.250%	A1	7,555,037
338,400	Fleet Capital Trust VIII	7.200%	Aa2	8,121,600
718,820	HSBC Finance Corporation	6.875%	AA-	17,330,750
136,400	KeyCorp Capital Trust IX	6.750%	A3	2,726,636
539,400	National City Capital Trust II	6.625%	BBB+	9,115,860
43,750	PNC Capital Trust	6.125%	A2	951,563
2,900	Royal Bank of Scotland Group PLC	6.600%	Aa3	64,670
13,129	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	258,641
97,395	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,150,482
2,400	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	51,936
58,600	SunTrust Capital Trust IX	7.875%	A1	1,435,700
175,327	USB Capital Trust XI	6.600%	Aa3	3,995,702
25,720	VNB Capital Trust I	7.750%	A3	643,000
129,348	Wachovia Capital Trust IX	6.375%	A1	2,760,286
143,417	Wachovia Trust IV	6.375%	A1	3,061,953
86,002	Wells Fargo Capital Trust VII	5.850%	Aa2	1,873,984
81,700	Zions Capital Trust B	8.000%	BBB-	2,011,454

	Total Commercial Banks			117,326,266

	Computers & Peripherals – 0.0%

4,447	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	111,175

	Diversified Financial Services – 4.7%

20,700	Allied Capital Corporation	6.875%	BBB+	370,530
45,230	BAC Capital Trust XII	6.875%	Aa3	1,070,142
29,700	Citigroup Capital Trust IX	6.000%	A1	585,981
51,300	Citigroup Capital Trust VII	7.125%	A1	1,134,756
241,654	Citigroup Capital Trust VIII	6.950%	A1	5,280,140
15,900	Citigroup Capital Trust XI	6.000%	A1	312,276
2,600	Citigroup Capital X	6.100%	A1	50,440
68,755	Citigroup Capital XV	6.500%	A1	1,434,229
48,801	Citigroup Capital XVI	6.450%	A1	990,660
15,200	Citigroup Capital XVII	6.350%	A1	301,112
333,300	Citigroup Capital XIX	7.250%	A1	7,659,234
63,900	Citigroup Capital XX	7.875%	Aa3	1,585,519
85,000	Citigroup Inc., Series M	8.125%	A	2,045,313
13,900	General Electric Capital Corporation	6.050%	AAA	352,921
543,418	ING Groep N.V.	7.200%	A1	13,085,505
785,175	ING Groep N.V.	7.050%	A	18,412,354
5,000	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	106,250

	Total Diversified Financial Services			54,777,362

	Diversified Telecommunication Services – 0.4%

67,000	AT&T Inc.	6.375%	A	1,673,660
95,968	BellSouth Capital Funding (CORTS)	7.100%	A	2,174,280
18,300	BellSouth Corporation (CORTS)	7.000%	A	412,894
17,500	Verizon Communications (CORTS)	7.625%	A	438,900
7,200	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	174,456
1,800	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	45,432

	Total Diversified Telecommunication Services			4,919,622

	Electric Utilities – 1.3%

20,400	DTE Energy Trust I	7.800%	Baa3	518,568
40,670	Entergy Louisiana LLC	7.600%	A-	1,025,697
135,100	FPL Group Capital Inc.	6.600%	A3	3,392,361
800	Georgia Power Company	5.750%	A	19,136
7,100	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	160,886
4,900	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	113,484
132,500	Virginia Power Capital Trust	7.375%	BBB	3,335,025
234,561	Xcel Energy Inc.	7.600%	Baa2	5,831,773

	Total Electric Utilities			14,396,930

	Food Products – 0.2%

27,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,322,131

	Insurance – 10.1%

557,010	Ace Ltd., Series C	7.800%	BBB	13,780,427
2,556	Aegon N.V.	6.875%	A-	57,536
982,600	Aegon N.V.	6.375%	A-	19,946,780
2,567	AMBAC Financial Group Inc.	5.950%	AA	34,680
25,700	Arch Capital Group Limited, Series B	7.785%	BBB-	648,925
408,100	Arch Capital Group Limited	8.000%	BBB-	10,414,712
15,400	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	321,860
1,221,900	Delphi Financial Group, Inc.	8.000%	BBB+	28,115,919
3,000,000	Everest Reinsurance Holdings, Inc.	6.600%	Baa1	2,532,720
322,955	EverestRe Capital Trust II	6.200%	Baa1	6,478,477
82,200	Financial Security Assurance Holdings	6.250%	AA	1,758,258
1,800	Markel Corporation	7.500%	BBB-	44,280
809,050	PartnerRe Limited, Series C	6.750%	BBB+	18,381,616
82,200	PLC Capital Trust III	7.500%	BBB+	1,965,402
32,200	PLC Capital Trust IV	7.250%	BBB+	760,886
7,200	PLC Capital Trust V	6.125%	BBB+	144,000
46,300	Protective Life Corporation	7.250%	BBB	1,108,422
37,400	Prudential PLC	6.750%	A	888,250
377,051	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	8,223,482
75,000	RenaissanceRe Holdings Ltd.	6.600%	BBB	1,548,750

	Total Insurance			117,155,382

	Media – 3.2%

18,900	CBS Corporation	7.250%	BBB	457,947
410,172	CBS Corporation	6.750%	BBB	9,060,699
586,200	Comcast Corporation	7.000%	BBB+	13,805,010
605,900	Viacom Inc.	6.850%	BBB	14,099,293

	Total Media			37,422,949

	Oil, Gas & Consumable Fuels – 1.0%

477,800	Nexen Inc.	7.350%	Baa3	11,462,422

	Real Estate/Mortgage – 12.5%

10,300	AvalonBay Communities, Inc., Series H	8.700%	BBB	262,444
15,266	BRE Properties, Series C	6.750%	BBB-	326,387
658,185	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	15,796,440
75,300	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	1,613,679
16,500	Duke Realty Corporation, Series K	6.500%	BBB	333,630
73,000	Duke Realty Corporation, Series L	6.600%	BBB	1,612,570
69,500	Duke Realty Corporation, Series O	8.375%	BBB	1,706,225
38,128	Duke-Weeks Realty Corporation	6.950%	BBB	856,736
388,070	Equity Residential Properties Trust, Series N	6.480%	BBB	8,510,375
5,900	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	123,605
267,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	5,521,810
135,567	HRPT Properties Trust, Series B	8.750%	BBB-	3,248,185
652,100	HRPT Properties Trust, Series C	7.125%	BBB-	12,520,320
450,487	Kimco Realty Corporation, Series F	6.650%	BBB+	9,617,897
212,100	Kimco Realty Corporation, Series G	7.750%	BBB+	5,053,283
32,982	Prologis Trust, Series C	8.540%	BBB	1,750,107
12,500	Prologis Trust, Series G	6.750%	BBB	293,125
19,900	PS Business Parks, Inc.	7.000%	BBB-	434,616
6,000	PS Business Parks, Inc.	6.700%	BBB-	120,060
48,200	PS Business Parks, Inc., Series I	6.875%	BBB-	1,014,610
2,000	PS Business Parks, Inc., Series K	7.950%	BBB-	47,700
26,400	PS Business Parks, Inc., Series O	7.375%	BBB-	588,060
228,400	Public Storage, Inc.	6.750%	BBB+	4,967,700
99,295	Public Storage, Inc., Series C	6.600%	BBB+	2,124,913
51,900	Public Storage, Inc., Series E	6.750%	BBB+	1,123,635
15,000	Public Storage, Inc., Series F	6.450%	BBB+	305,250
9,359	Public Storage, Inc., Series H	6.950%	BBB+	211,607
149,400	Public Storage, Inc., Series I	7.250%	BBB+	3,572,154
1,700	Public Storage, Inc., Series K	7.250%	BBB+	40,273
253,741	Public Storage, Inc., Series M	6.625%	BBB+	5,280,350
32,300	Public Storage, Inc., Series V	7.500%	BBB+	780,691
320,700	Realty Income Corporation, Series E	6.750%	BBB-	6,769,977
216,495	Regency Centers Corporation	7.450%	BBB	4,998,870
9,200	Regency Centers Corporation	7.250%	BBB-	207,460
16,800	Vornado Realty Trust, Series G	6.625%	BBB-	350,280
3,400	Vornado Realty Trust, Series H	6.750%	BBB-	71,774
54,900	Vornado Realty Trust, Series I	6.625%	BBB-	1,166,625
1,110,545	Wachovia Preferred Funding Corporation	7.250%	A2	26,297,706
5,800	Weingarten Realty Investors Series F	6.500%	BBB	120,930
616,030	Weingarten Realty Trust, Preferred Securities	6.750%	A-	14,433,583

	Total Real Estate/Mortgage			144,175,642

	Thrifts & Mortgage Finance – 2.0%

99,700	Countrywide Capital Trust III (PPLUS)	8.050%	BBB-	1,730,792
900,448	Countrywide Capital Trust IV	6.750%	BBB-	15,325,625
84,888	Countrywide Capital Trust V	7.000%	BBB-	1,417,630
129,000	Federal Home Loan Mortgage Corporation	8.375%	AA-	3,147,600
60,800	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA-	1,161,280
31,400	Federal Home Loan Mortgage Corporation	6.550%	AA-	704,930

	Total Thrifts & Mortgage Finance			23,487,857

	U.S. Agency – 0.4%

99,500	Federal National Mortgage Association	7.000%	AA-	4,508,594

	Wireless Telecommunication Services – 0.1%

33,900	United States Cellular Corporation	8.750%	A-	847,838

	Total $25 Par (or similar) Preferred Securities (cost $683,811,520)			603,561,622

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 12.3% (7.5% of Total Investments) (5)

	Aerospace & Defense – 0.1%

$574	DAE Aviation Holdings, Inc., Term Loan B-1	6.990%	7/31/14	BB-	$555,439
571	DAE Aviation Holdings, Inc., Term Loan B-2	6.990%	7/31/13	BB-	551,708

1,145	Total Aerospace & Defense				1,107,147

	Airlines – 0.3%

1,669	ACTS Aero Technical Support & Services Inc., Term Loan	7.305%	10/01/14	N/R	1,452,115
992	American Airlines, Inc., Term Loan	6.801%	12/17/10	BB-	912,616
993	Delta Air Lines, Inc., Term Loan	8.082%	4/30/14	B	792,511

3,654	Total Airlines				3,157,242

	Building Products – 0.6%

2,575	Building Materials Corporation of America, Term Loan	6.688%	2/22/14	BB	2,069,274
2,977	Nortek, Inc., Term Loan B	5.350%	8/27/11	Ba3	2,579,948
989	Stile Acquisition Corporation, Canadian Term Loan	5.184%	4/05/13	BB-	852,288
991	Stile Acquisition Corporation, Term Loan B	5.183%	4/05/13	BB-	853,738
985	TFS Acquisition, Term Loan	6.196%	8/11/13	B+	916,050

8,517	Total Building Products				7,271,298

	Chemicals – 0.2%

995	Celanese Holdings LLC, Term Loan C	6.229%	4/02/14	BB+	930,313
1,985	Hercules Offshore, Inc., Term Loan	4.450%	7/11/13	BB	1,890,713

2,980	Total Chemicals				2,821,026

	Commercial Services & Supplies – 0.2%

159	Aramark Corporation, Letter of Credit	0.000%	1/24/14	BB-	148,900
2,509	Aramark Corporation, Term Loan	4.571%	1/24/14	BB-	2,343,779

2,668	Total Commercial Services & Supplies				2,492,679

	Diversified Consumer Services – 0.2%

193	Laureate Education, Inc. Delayed Draw, Term Loan B, (6), (7)	0.500%	8/17/14	B	(18,677)
1,303	Laureate Education, Inc. Term Loan B	6.068%	8/17/14	B1	1,177,428
1,990	Thomson Learning Center, Term Loan	5.200%	7/05/14	B+	1,716,375

3,486	Total Diversified Consumer Services				2,875,126

	Diversified Telecommunication Services – 0.3%

1,990	Alltel Communications, Inc., Term Loan B3	5.568%	5/18/15	BB-	1,800,120
501	Intelsat Tranche B-2, Term Loan A	5.611%	1/03/14	BB-	459,529
501	Intelsat Tranche B-2, Term Loan B	5.611%	1/03/14	BB-	459,391
501	Intelsat Tranche B-2, Term Loan C	5.611%	1/03/14	BB-	459,391

3,493	Total Diversified Telecommunication Services				3,178,431

	Electric Utilities – 0.6%

4,285	Calpine Corporation, DIP Term Loan	5.575%	3/31/14	B+	3,814,712
998	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	910,786
2,993	TXU Corporation, Term Loan B-3	6.583%	10/10/14	Ba3	2,724,671

8,276	Total Electric Utilities				7,450,169

	Electrical Equipment – 0.0%

250	Allison Transmission Holdings, Inc., Term Loan	5.746%	8/07/14	BB-	220,357

	Energy Equipment & Services – 0.2%

1,907	PGS Finance, Inc., Term Loan	4.450%	6/29/15	Ba2	1,797,033

	Health Care Equipment & Supplies – 0.4%

40	Bausch & Lomb, Inc., Delayed Draw Term Loan, (6)	3.473%	4/24/15	BB-	37,864
319	Bausch & Lomb, Inc., Term Loan	5.946%	4/24/15	BB-	310,676
3,980	Biomet, Inc., Term Loan	5.696%	12/25/13	BB-	3,834,730

4,379	Total Health Care Equipment & Supplies				4,183,270

	Health Care Providers & Services – 2.0%

336	Community Health Systems, Inc., Delayed Draw, Term Loan, (6), (7)	0.750%	7/25/14	BB	(25,547)
6,565	Community Health Systems, Inc., Term Loan	5.335%	7/25/14	BB	6,065,976
496	Concentra, Inc., Term Loan	4.946%	6/25/14	B+	420,572
5,930	HCA, Inc., Term Loan	4.946%	11/18/13	BB	5,462,450
1,187	HCA, Inc., Term Loan A	4.196%	11/18/12	Ba3	1,081,668
2,147	Health Management Associates, Inc., Term Loan	4.446%	2/28/14	BB-	1,870,075
353	IASIS Healthcare LLC, Delayed Term Loan	4.979%	3/14/14	Ba2	321,176
127	IASIS Healthcare LLC, Letter of Credit	2.609%	3/14/14	Ba2	115,739
1,506	IASIS Healthcare LLC, Term Loan B	5.244%	3/14/14	Ba2	1,370,382
747	LifePoint Hospitals, Inc., Term Loan B	4.710%	4/18/12	BB	691,651
1,848	Select Medical Corporation, Term Loan	5.074%	2/24/12	Ba2	1,641,046
993	Select Medical Corporation, Term Loan B-2	4.631%	2/24/12	Ba2	881,340
257	Sun Healthcare Group, Inc., Delayed Term Loan	4.654%	4/12/14	Ba2	233,415
404	Sun Healthcare Group, Inc., Synthetic Letter of Credit	4.596%	4/19/14	Ba2	367,805
1,799	Sun Healthcare Group, Inc., Term Loan	5.539%	4/19/14	Ba2	1,636,654
990	Vanguard Health Holding Company II LLC, Replacement Term Loan	4.954%	9/23/11	Ba3	921,147

25,685	Total Health Care Providers & Services				23,055,549

	Hotels, Restaurants & Leisure – 0.6%

983	Cedar Fair LP, Term Loan	4.704%	8/30/12	BB	911,576
922	Intrawest Corporation, Term Loan	5.971%	4/24/08	N/R	894,305
469	Isle of Capri Casinos, Inc., Term Loan	4.446%	11/25/13	BB+	397,860
141	Isle of Capri Casinos, Inc., Delayed Term Loan A	4.446%	11/25/13	BB+	119,959
188	Isle of Capri Casinos, Inc., Delayed Term Loan B	4.446%	11/25/13	BB+	159,144
134	Travelport, LLC, Letter of Credit	4.946%	8/23/13	BB-	117,563
669	Travelport, LLC, Term Loan	4.954%	8/23/13	BB-	585,908
1,200	Venetian Casino Resort, LLC, Delayed Draw, Term Loan, (6), (7)	0.750%	5/23/14	BB	(136,772)
4,764	Venetian Casino Resort, LLC, Term Loan	4.450%	5/23/14	BB	4,221,014

9,470	Total Hotels, Restaurants & Leisure				7,270,557

	Independent Power Producers & Energy Traders – 0.3%

1,084	NRG Energy, Inc., Credit Linked Deposit	2.560%	2/01/13	Ba1	1,016,549
2,225	NRG Energy, Inc., Term Loan	4.196%	2/01/13	Ba1	2,087,543

3,309	Total Independent Power Producers & Energy Traders				3,104,092

	Insurance – 0.1%

1,988	Conseco, Inc., Term Loan	4.704%	10/10/13	Ba3	1,547,512

	Internet Software & Services – 0.1%

1,000	Sabre, Inc., Term Loan	5.244%	9/30/14	B+	823,500

	IT Services – 0.2%

1,990	First Data Corporation, Term Loan, B-1	5.355%	9/24/14	BB-	1,797,080

	Leisure Equipment & Products – 0.4%

267	Herbst Gaming Inc., Delayed Draw Term Loan	0.000%	12/02/11	B2	191,200
533	Herbst Gaming Inc., Term Loan, WI/DD	TBD	TBD	B2	382,400
4,000	Wimar OpCo LLC, Term Loan	8.500%	1/03/12	B-	3,827,500

4,800	Total Leisure Equipment & Products				4,401,100

	Machinery – 0.2%

1,975	Oshkosh Truck Corporation, Term Loan	4.760%	12/06/13	BBB-	1,843,786

	Media – 2.6%

4,172	Cequel Communications LLC, Term Loan B	6.510%	11/05/13	N/R	3,535,656
4,075	Charter Communications Operating Holdings, LLC, Term Loan	5.260%	3/06/14	B+	3,452,713
1,500	Citadel Broadcasting Corporation, Term Loan	4.319%	6/12/14	BB-	1,236,563
3,970	Discovery Communications Holdings LLC, Term Loan	4.696%	5/14/14	N/R	3,654,881
1,300	Gray Television Inc., Term Loan B	6.210%	12/31/14	B1	1,093,300
978	Idearc, Inc., Term Loan	4.700%	11/17/14	BBB-	786,582
2,960	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	2,678,766
947	Philadelphia Newspapers, Term Loan	6.600%	6/29/13	N/R	785,604
990	Readers Digest Association, Inc., Term Loan	5.075%	3/02/14	B+	818,235
5,955	Tribune Company, Term Loan B	5.542%	6/04/14	BB-	4,005,803
2,433	Tribune Company, Term Loan X	7.396%	6/04/09	BB-	2,188,696
235	Univision Communications, Inc., Delayed Term Loan, (6), (7)	1.000%	9/29/14	Ba3	(49,035)
6,765	Univision Communications, Inc., Term Loan	5.494%	9/29/14	Ba3	5,352,886
286	Valassis Communications, Inc. Delayed Term Loan, (6), (7)	1.000%	3/02/14	BB	(20,043)
866	Valassis Communications, Inc. Tranche B, Term Loan	4.450%	3/02/14	BB	805,660

37,432	Total Media				30,326,267

	Metals & Mining – 0.1%

800	John Maneely Company, Term Loan	7.461%	12/08/13	B+	691,429

	Paper & Forest Products – 0.3%

2,967	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	2,756,628
45	Ply Gem Industries, Inc., Canadian Term Loan	5.450%	8/15/11	BB-	38,305
1,435	Ply Gem Industries, Inc., Term Loan B-3	5.450%	8/15/11	BB-	1,227,541

4,447	Total Paper & Forest Products				4,022,474

	Real Estate Management & Development – 0.3%

880	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	693,733
2,985	Realogy Corporation, Delayed Draw Term Loan	7.505%	10/01/13	BB-	2,429,680

3,865	Total Real Estate Management & Development				3,123,413

	Road & Rail – 0.4%

5,419	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	BB-	4,087,179

	Software – 0.3%

2,688	Dealer Computer Services, Inc., Term Loan	4.678%	10/26/12	BB	2,446,013
1,256	Intergraph Corporation, Term Loan	5.061%	5/29/14	BB-	1,139,885

3,944	Total Software				3,585,898

	Specialty Retail – 0.9%

1,966	Blockbuster, Inc., Tranche B, Term Loan	8.572%	8/20/11	B	1,770,094
4,442	Burlington Coat Factory Warehouse Corporation, Term Loan	5.340%	5/28/13	B2	3,719,286
3,451	Michaels Stores, Inc., Term Loan	5.345%	10/31/13	B	2,900,049
1,500	TRU 2005 RE Holding Co I LLC, Term Loan	6.119%	12/08/08	B3	1,350,750
1,200	TRU 2005 RE Holding Co I LLC, Term Loan B, WI/DD	TBD	TBD	BB-	1,093,200

12,559	Total Specialty Retail				10,833,379

	Wireless Telecommunication Services – 0.4%

4,000	Asurion Corporation, Term Loan	6.095%	7/03/14	N/R	3,406,666
992	Leap Wireless International Inc., Term Loan	5.696%	6/17/13	Ba2	943,354

4,992	Total Wireless Telecommunication Services				4,350,020

$164,390	Total Variable Rate Senior Loan Interests (cost $158,476,432)				141,417,013

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 9.5% (5.8% of Total Investments)

	Aerospace & Defense – 0.3%

$250	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	B+	$310,625
250	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	B+	341,563
450	DRS Technologies, Inc., Convertible Bonds, 144A	2.000%	2/01/26	BB-	509,063
600	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	752,250
900	Lockheed Martin Corporation	2.818%	8/15/33	A-	1,237,140

2,450	Total Aerospace & Defense				3,150,641

	Beverages – 0.0%

300	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB	370,123

	Biotechnology – 0.3%

3,350	Amgen Inc., 144A	0.125%	2/01/11	A+	3,052,688
600	Genzyme Corporation	1.250%	12/01/23	BBB+	698,250

3,950	Total Biotechnology				3,750,938

	Capital Markets – 0.1%

250	BlackRock Inc.	2.625%	2/15/35	A+	515,623

	Commercial Banks – 0.0%

500	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	413,123

	Commercial Services & Supplies – 0.3%

3,800	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	3,496,000

	Communications Equipment – 0.4%

600	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	576,750
200	CommScope Inc.	1.000%	3/15/24	B	332,500
250	Juniper Networks Inc., Convertible Subordinated Notes	0.000%	6/15/08	BB	316,563
660	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	388,766
500	Lucent Technologies Inc., Series B	2.750%	6/15/25	BB-	386,250
750	Lucent Technologies Inc.	2.750%	6/15/23	BB-	668,438
719	Nortel Networks Corp.	4.250%	9/01/08	B-	713,608
750	Nortel Networks Corporation, Convertible Bonds, 144A	1.750%	4/15/12	B-	510,000
600	Nortel Networks Corporation, Convertible Bonds, 144A	2.125%	4/15/14	B-	375,750

5,029	Total Communications Equipment				4,268,625

	Computers & Peripherals – 0.3%

1,250	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/11	BBB+	1,476,563
600	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/13	BBB+	707,250
150	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/13	BBB+	176,813
1,300	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	962,000

3,300	Total Computers & Peripherals				3,322,626

	Construction & Engineering – 0.1%

250	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	633,750
300	Quanta Services, Inc., Convertible Bonds	4.500%	10/01/23	BB	631,875

550	Total Construction & Engineering				1,265,625

	Containers & Packaging – 0.1%

550	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	540,373

	Diversified Financial Services – 0.1%

250	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	522,186

	Diversified Telecommunication Services – 0.1%

1,000	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	1,032,500

	Electric Utilities – 0.1%

500	Centerpoint Energy Inc., Convertible Bond	3.750%	5/15/23	BBB-	634,375
300	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	333,750

800	Total Electric Utilities				968,125

	Electrical Equipment – 0.1%

600	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	594,750

	Electronic Equipment & Instruments – 0.1%

500	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	495,000
350	Itron Inc.	2.500%	8/01/26	B-	546,875
100	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	94,250
500	Vishay Intertechnology Inc.	3.625%	8/01/23	B+	500,000

1,450	Total Electronic Equipment & Instruments				1,636,125

	Energy Equipment & Services – 1.6%

200	Cooper Cameron Corporation	1.500%	5/15/24	BBB+	487,750
650	Halliburton Company, Convertible Bond	3.125%	7/15/23	A	1,369,063
4,125	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	4,238,438
800	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	822,000
4,850	Nabors Industries Inc.	0.000%	6/15/23	BBB+	5,128,875
300	Pride International Inc.	3.250%	5/01/33	BB+	410,250
550	Schlumberger Limited	2.125%	6/01/23	A+	1,214,813
250	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB	271,250
700	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	769,125
1,800	Transocean Inc.	1.500%	12/15/37	BBB+	1,982,250
1,250	Transocean Inc.	1.500%	12/15/37	BBB+	1,378,125

15,475	Total Energy Equipment & Services				18,071,939

	Food & Staples Retailing – 0.0%

200	Great Atlantic & Pacific Tea Company Inc.	6.750%	12/15/12	CCC+	196,750

	Food Products – 0.1%

400	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	466,500
200	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	233,250
1,000	General Mills, Inc., Convertible Bonds	2.820%	4/11/37	BBB+	1,001,700

1,600	Total Food Products				1,701,450

	Health Care Equipment & Supplies – 0.5%

550	Advanced Medical Optics	3.250%	8/01/26	B-	400,813
350	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	343,000
350	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	384,563
1,100	Hologic Inc.	2.000%	12/15/37	B	1,062,875
2,500	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	2,646,875
250	Medtronic, Inc.	1.500%	4/15/11	AA-	264,688
725	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	738,594

5,825	Total Health Care Equipment & Supplies				5,841,408

	Health Care Providers & Services – 0.5%

700	Health Management Associates Inc.	1.500%	8/01/23	Baa3	699,125
400	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	405,000
700	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	591,500
6,350	Omnicare, Inc.	3.250%	12/15/35	B+	4,238,625
225	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	229,219

8,375	Total Health Care Providers & Services				6,163,469

	Hotels, Restaurants & Leisure – 0.1%

600	Carnival Corporation	2.000%	4/15/21	A-	660,750
500	International Game Technology	2.600%	12/15/36	BBB	506,250

1,100	Total Hotels, Restaurants & Leisure				1,167,000

	Insurance – 0.2%

2,750	Prudential Financial, Inc., Convertible Bonds	0.539%	12/12/36	A+	2,676,300

	Internet & Catalog Retail – 0.1%

500	Amazon.com, Inc., Convertible Bonds	4.750%	2/01/09	Ba2	528,750
150	Priceline.com, Inc., Convertible Bonds	0.500%	9/30/11	B+	457,125
150	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	B+	457,688

800	Total Internet & Catalog Retail				1,443,563

	Internet Software & Services – 0.0%

350	Yahoo! Inc., Convertible Bond	0.000%	4/01/08	BBB-	350,000

	IT Services – 0.1%

800	Electronic Data Systems Corporation, Convertible Bonds	3.875%	7/15/23	BBB-	783,000

	Leisure Equipment & Products – 0.0%

500	Eastman Kodak Company	3.375%	10/15/33	B	486,875

	Life Sciences Tools & Services – 0.2%

350	Apogent Technologies, Inc., Convertible Bonds	1.514%	12/15/33	BBB+	684,530
350	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	467,250
250	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	BBB+	607,813

950	Total Life Sciences Tools & Services				1,759,593

	Machinery – 0.1%

800	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	906,000
250	Kaydon Corporation, Convertible Bonds	4.000%	5/23/23	BB-	379,063
500	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	426,250

1,550	Total Machinery				1,711,313

	Media – 0.7%

200	ELF Special Financing Limited, Convertible Bonds, 144A	6.008%	6/15/09	Ba3	214,480
600	ELF Special Financing Limited, Convertible Bonds, 144A	3.150%	6/15/09	Ba3	579,000
1,850	Getty Images, Inc., Convertible Bonds	0.500%	6/09/23	Ba2	1,836,125
500	Interpublic Group, Inc., Convertible Bonds	4.250%	3/15/23	Ba3	495,000
300	Lamar Advertising Company, Convertible	2.875%	12/31/10	B1	303,375
650	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	BB+	442,000
700	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	381,500
950	Omnicom Group, Inc.	0.000%	7/31/32	A-	957,125
550	Omnicom Group, Inc.	0.000%	7/01/38	A-	580,938
1,050	Omnicom Group, Inc.	0.000%	2/07/31	A-	1,044,750
250	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	227,500
850	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A	911,625

8,450	Total Media				7,973,418

	Metals & Mining – 0.2%

2,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/A	1,790,000
650	Newmont Mining Corporation	1.625%	7/15/17	BBB+	797,063

2,650	Total Metals & Mining				2,587,063

	Multiline Retail – 0.0%

250	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	293,123

	Oil, Gas & Consumable Fuels – 0.4%

800	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	1,072,000
1,000	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,265,000
500	Devon Energy Corporation	4.900%	8/15/08	BBB+	800,000
600	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	684,000
1,075	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	630,219

3,975	Total Oil, Gas & Consumable Fuels				4,451,219

	Pharmaceuticals – 0.5%

500	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	553,750
750	Bristol-Myers Squibb Company, Convertible Bond	2.300%	9/15/23	A+	747,225
650	Myland Labs, Inc., Convertible Bonds	1.250%	3/15/12	B+	543,563
500	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB+	623,125
600	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB+	818,250
750	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	725,625
1,300	Wyeth, Convertible Bond	3.581%	1/15/24	A+	1,310,361

5,050	Total Pharmaceuticals				5,321,899

	Real Estate – 0.8%

1,050	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	997,500
450	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	383,625
550	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	511,500
750	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	BBB	637,500
500	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB+	438,750
350	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	382,375
550	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	489,500
500	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB	421,250
650	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	Ba1	729,625
1,550	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB+	1,478,313
1,350	Prologis, Convertible Bonds, 144A	1.875%	11/15/37	BBB+	1,221,750
650	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	554,938
650	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	BBB+	623,188

9,550	Total Real Estate				8,869,814

	Road & Rail – 0.0%

150	CSX Corporation	0.000%	10/30/21	BBB-	299,061

	Semiconductors & Equipment – 0.6%

1,000	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B	710,000
400	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B	284,000
1,000	Advanced Micro Devices, Inc., Convertible Bonds	6.000%	5/01/15	B	633,750
900	Advanced Micro Devices, Inc., Convertible Bonds	6.000%	5/01/15	B	570,375
1,550	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,528,688
2,500	Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/A	2,281,250
750	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	680,625
250	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	226,875

8,350	Total Semiconductors & Equipment				6,915,563

	Software – 0.1%

550	Amdocs Limited	0.500%	3/15/24	BBB-	547,250
400	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	Ba1	493,500
500	Red Hat Inc., Convertible Bond	0.500%	1/15/24	BB-	495,625

1,450	Total Software				1,536,375

	Specialty Retail – 0.1%

500	TJX Companies, Inc.	0.000%	2/13/21	A-	558,750

	Textiles, Apparel & Luxury Goods – 0.0%

300	Iconix Brand Group, Inc., Convertible Notes	1.875%	6/30/12	B	273,375

	Thrifts & Mortgage Finance – 0.1%

1,550	Countrywide Financial Corporation, Convertible Bonds, 144A	0.498%	4/15/37	BBB+	1,379,500

	Wireless Telecommunication Services – 0.1%

300	American Tower Corporation	3.000%	8/15/12	BB+	591,375
650	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	321,750

950	Total Wireless Telecommunication Services				913,125

$108,229	Total Convertible Bonds (cost $112,940,384)				109,572,328

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.2% (6.3% of Total Investments)

	Aerospace & Defense – 0.1%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$972,500

	Auto Components – 0.0%

500	Keystone Automotive Operations Inc.	9.750%	11/01/13	CCC	282,500

	Capital Markets – 0.0%

500	LVB Acquisition Merger LLC	10.000%	10/15/17	B-	526,250

	Chemicals – 0.2%

1,000	Momentive Performance Materials	9.750%	12/01/14	B	902,500
1,500	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	BB-	1,462,500

2,500	Total Chemicals				2,365,000

	Containers & Packaging – 0.4%

2,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	2,080,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B+	1,990,000

4,000	Total Containers & Packaging				4,070,000

	Diversified Telecommunication Services – 0.3%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	BB-	2,025,000
1,950	PanAmSat Corporation	9.000%	8/15/14	BB-	1,974,375

3,950	Total Diversified Telecommunication Services				3,999,375

	Electric Utilities – 0.1%

1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB-	969,342

	Energy Equipment & Services – 0.1%

1,500	Pride International Inc.	7.375%	7/15/14	BB+	1,567,500

	Food & Staples Retailing – 0.2%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,015,000

	Food Products – 0.1%

2,243	Dole Foods Company	7.875%	7/15/13	CCC+	1,693,465

	Health Care Providers & Services – 0.7%

3,000	Community Health Systems, Inc.	8.875%	7/15/15	B	3,026,250
1,700	HCA Inc.	9.125%	11/15/14	BB-	1,755,250
700	HCA Inc.	9.250%	11/15/16	BB-	728,000
2,500	US Oncology Inc.	10.750%	8/15/14	B3	2,481,250

7,900	Total Health Care Providers & Services				7,990,750

	Hotels, Restaurants & Leisure – 1.2%

2,000	Boyd Gaming Corporation	7.750%	12/15/12	BB	1,860,000
1,400	Jacobs Entertainment Inc.	9.750%	6/15/14	B	1,057,000
2,000	Landry’s Restaurants Inc.	9.500%	12/15/14	B3	1,960,000
1,600	Park Place Entertainment	8.125%	5/15/11	B-	1,352,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B+	1,895,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	B+	742,500
1,750	Seminole Hard Rock Entertainment, Inc.	5.500%	3/15/14	BB	1,395,625
4,000	Universal City Development Partners	11.750%	4/01/10	B+	4,120,000

15,500	Total Hotels, Restaurants & Leisure				14,382,125

	Household Products – 0.1%

1,650	Central Garden & Pet Company, Senior Subordinate Notes	9.125%	2/01/13	CCC+	1,340,625

	Independent Power Producers & Energy Traders – 0.1%

500	Mirant North America LLC	7.375%	12/31/13	B1	507,500
400	NRG Energy Inc.	7.250%	2/01/14	B1	396,000
400	NRG Energy Inc.	7.375%	2/01/16	B1	393,000

1,300	Total Independent Power Producers & Energy Traders				1,296,500

	Insurance – 0.6%

8,000	Great West Life & Annuity Capital I	6.625%	11/15/34	A-	6,549,568

	IT Services – 0.8%

3,500	First Data Corporation	9.875%	9/24/15	B	2,883,125
1,625	Global Cash Access LLC	8.750%	3/15/12	B	1,604,688
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B+	4,821,250

9,875	Total IT Services				9,309,063

	Machinery – 0.2%

2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B	1,890,000

	Media – 1.5%

4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	B+	3,940,000
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	BB	1,012,500
5,000	Cablevision Systems Corporation	7.250%	7/15/08	BB	5,012,500
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B-	1,845,000
1,975	Medianews Group Inc.	6.375%	4/01/14	B3	928,250
4,000	R.H. Donnelley Corporation	8.875%	10/15/17	B	2,520,000
2,000	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa2	1,265,000

19,975	Total Media				16,523,250

	Metals & Mining – 0.3%

3,700	MagIndustries Corporation	11.000%	12/14/12	N/A	3,482,965

	Multi-Utilities – 0.1%

1,600	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	1,592,000

	Oil, Gas & Consumable Fuels – 0.8%

2,400	Baytex Energy Ltd	9.625%	7/15/10	B	2,436,000
400	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	350,000
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	2,427,075
1,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B+	942,500
2,000	SemGroup LP, 144A	8.750%	11/15/15	B1	1,840,000
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	B1	995,000

9,145	Total Oil, Gas & Consumable Fuels				8,990,575

	Paper & Forest Products – 0.6%

5,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	4,987,500
2,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	1,890,000

7,000	Total Paper & Forest Products				6,877,500

	Personal Products – 0.1%

1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,455,000

	Real Estate – 0.4%

3,000	Felcor Lodging Trust Inc., 144A	6.788%	12/01/11	Ba3	2,662,500
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AAA	1,090,314
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BBB-	498,750

4,500	Total Real Estate				4,251,564

	Semiconductors & Equipment – 0.3%

1,600	Avago Technologies Finance Pte Limited	10.375%	12/01/13	BB-	1,696,000
2,000	NXP BV	7.008%	10/15/13	BB-	1,657,500

3,600	Total Semiconductors & Equipment				3,353,500

	Software – 0.2%

3,250	Telcorida Technologies, Inc., (12)	6.514%	7/15/12	B	2,486,250

	Specialty Retail – 0.3%

3,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB	3,120,000

	Textiles, Apparel & Luxury Goods – 0.3%

3,000	Jostens IH Corporation	7.625%	10/01/12	B+	2,932,500

	Wireless Telecommunication Services – 0.1%

1,500	IPCS, Inc.	5.364%	5/01/13	B1	1,162,500

$127,188	Total Corporate Bonds (cost $126,618,678)				117,447,167

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Capital Preferred Securities – 28.0% (17.2% of Total Investments)

		Capital Markets – 3.2%

250		C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$230,583
17,800		C.A. Preferred Funding Trust	7.000%	1/30/49	A1	16,415,925
10,700		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	9,482,147
1,600		Kleinwort Benson Group PLC	5.377%	12/31/99	N/A	744,000
1,600		MUFG Capital Finance 2	4.850%	7/25/56	BBB+	1,791,640
8,000		UBS Preferred Funding Trust I	8.622%	10/29/49	Aa2	7,945,712

		Total Capital Markets				36,610,007

		Commercial Banks – 16.5%

3,000		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,991,837
9,050		Abbey National Capital Trust I	8.963%	6/30/50	A+	10,738,757
2,155		AgFirst Farm Credit Bank	8.393%	12/15/16	A-	2,018,569
6,500		AgFirst Farm Credit Bank	7.300%	12/15/53	A-	6,100,257
3,000		Bank One Capital III	8.750%	9/01/30	Aa3	3,348,036
2,000		BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,962,070
13,030		Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	13,634,266
1,500		Barclays Bank PLC	7.434%	12/15/57	Aa3	1,358,378
2,200		BBVA International Preferred S.A., Unipersonal	5.919%	10/18/49	A1	1,739,566
4,000		BNP Paribas	7.195%	12/25/57	AA-	3,552,648
700		Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	501,056
8,000		CBG Florida REIT Corporation	7.114%	11/15/49	BB+	4,542,672
3,000		Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,137,802
1,500		DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	1,508,666
1,100		Den Norske Bank, 144A	7.729%	6/29/49	Aa3	1,108,715
6,200		First Empire Capital Trust I	8.234%	2/01/27	A3	6,333,951
2,000		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,567,520
800		HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	560,908
13,400		HBOS PLC, Series 144A	6.413%	4/01/49	A1	9,622,218
3,000		HBOS PLC, Series 144A	6.657%	11/21/57	A1	2,148,876
2,400		HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,580,830
5,750		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	6,903,559
11,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	11,910,195
2,800		Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	2,677,976
11,500		Mizuho Financial Group	8.375%	4/27/49	Aa3	11,460,325
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	6,919,672
4,500		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	3,356,757
3,000		PNC Preferred Funding Trust III, (8)	8.700%	3/15/58	A-	2,895,000
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	516,696
2,000		Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	1,725,120
2,500		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	1,806,250
8,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	8,117,240
4,000		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,492,188
9,450		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	9,516,188
4,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	3,943,352
800		Union Bank of Norway	7.068%	11/19/49	A2	1,263,567
–	(9)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	33,506,250

		Total Commercial Banks				191,067,933

		Diversified Financial Services – 1.3%

3,100		Fulton Capital Trust I	6.290%	2/01/36	A3	2,244,711
10,400		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	9,607,375
2,800		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	2,646,000

		Total Diversified Financial Services				14,498,086

		Diversified Telecommunication Services – 0.8%

10		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	9,412,479

		Insurance – 4.8%

1,000		AMBAC Financial Group Inc.	6.150%	2/15/87	A+	381,150
2,300		American General Capital II	8.500%	7/01/30	Aa3	2,576,805
13,000		AXA S.A., 144A	6.463%	12/14/49	BBB+	10,452,754
2,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	1,690,432
2,100		MetLife Inc.	6.400%	12/15/66	BBB+	1,673,511
1,150		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,063,424
6,500		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	5,424,737
5,500		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	4,810,569
7,600		Progressive Corporation	6.700%	6/15/37	A2	6,779,875
1,100		Prudential PLC	6.500%	6/29/49	A	924,187
9,900		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	8,983,586
14,600		XL Capital, Limited	6.500%	10/15/57	BBB	10,960,482

		Total Insurance				55,721,512

		Road & Rail – 0.5%

6,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	5,828,412

		Thrifts & Mortgage Finance – 0.9%

14,200		Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	9,025,335
1,500		Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	811,124

		Total Thrifts & Mortgage Finance				9,836,459

		Total Capital Preferred Securities (cost $371,732,795)				322,974,888

Shares	Description (1)	Value

	Investment Companies – 2.4% (1.5% of Total Investments)

65,094	Blackrock Preferred and Corporate Income Strategies Fund	$967,297
504,716	Blackrock Preferred Income Strategies Fund	7,666,636
59,226	Blackrock Preferred Opportunity Trust	975,452
542,663	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	8,053,119
81,797	Flaherty and Crumrine/Claymore Total Return Fund Inc.	1,283,395
50,586	John Hancock Preferred Income Fund	953,039
52,411	John Hancock Preferred Income Fund II	995,809
388,926	John Hancock Preferred Income Fund III	6,697,307

	Total Investment Companies (cost $35,729,339)	27,592,054

Shares	Description (1)	Value

	Warrants – 0.0% (0.0% of Total Investments)

647,500	MagIndustries Corporation	$537,770

	Total Warrants (cost $281,919)	537,770

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 6.6% (4.1% of Total Investments)

$40,783	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $40,783,707, collateralized by: $26,635,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $30,830,013, $10,485,000 U.S. Treasury Bonds, 4.375%, due 2/15/38, value $10,773,338	1.100%	4/01/08	$40,782,461
35,130	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $35,131,116, collateralized by: $6,130,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $7,494,379, $22,470,000 U.S. Treasury Bonds, 6.125%, due 8/15/29, value $28,340,288	1.100%	4/01/08	35,130,043

$75,913	Total Short-Term Investments (cost $75,912,504)			75,912,504

	Total Investments (cost $2,065,904,588) – 162.3%			1,874,228,753

Shares	Description (1)	Value

	Common Stocks Sold Short – (0.6)%

	Beverages – (0.0)%

(14,800)	Hansen Natural Corporation, (2)	$(522,440)

	Computers & Peripherals – (0.0)%

(3,600)	Apple, Inc., (2)	(516,600)

	Health Care Equipment & Supplies – (0.1)%

(8,000)	Alcon Inc.	(1,138,000)
(6,000)	Chattem Inc., (2)	(398,040)

	Total Health Care Equipment & Supplies	(1,536,040)

	Hotels, Restaurants & Leisure – (0.0)%

(12,400)	Tim Hortons Inc.	(422,220)

	Household Products – (0.0)%

(7,000)	Procter & Gamble Company	(490,490)

	Internet Software & Services – (0.1)%

(23,200)	Bankrate Inc., (2)	(1,157,448)

	Pharmaceuticals – (0.1)%

(19,800)	Allergan, Inc.	(1,116,522)

	Specialty Retail – (0.1)%

(8,600)	AutoZone, Inc., (2)	(978,938)
(14,100)	Urban Outfitters, Inc., (2)	(442,035)

	Total Specialty Retail	(1,420,973)

	Total Common Stocks Sold Short (proceeds $8,015,486)	(7,182,733)

		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value

	Call Options Written – (0.7)%
(2,445)	Allied Waste Industries, Inc.	$(2,445,000)	1/17/09	$10.0	$(433,988)
(833)	Allied Waste Industries, Inc.	(1,041,250)	1/17/09	12.5	(54,145)
(249)	Amgen, Inc.	(1,245,000)	4/19/08	50.0	(1,245)
(446)	Amgen, Inc.	(2,453,000)	1/17/09	55.0	(60,210)
(981)	AngloGold Ashanti Limited	(3,924,000)	1/17/09	40.0	(318,825)
(560)	AstraZeneca PLC	(2,520,000)	7/19/08	45.0	(39,200)
(734)	AstraZeneca PLC	(3,670,000)	1/17/09	50.0	(53,215)
(2,315)	BJ Services Company	(5,208,750)	1/17/09	22.5	(1,747,825)
(910)	BP Amoco, PLC	(6,370,000)	1/17/09	70.0	(222,950)
(600)	eBay, Inc.	(1,800,000)	1/17/09	30.0	(270,000)
(1,000)	Electronic Data Systems Corporation	(2,000,000)	1/17/09	20.0	(90,000)
(1,012)	Gold Fields Limited	(1,771,000)	7/19/08	17.5	(60,720)
(375)	KT Corporation	(937,500)	7/19/08	25.0	(60,000)
(850)	LM Ericsson Telefonaktiebolaget	(1,912,500)	1/17/09	22.5	(142,375)
(460)	Microsoft Corporation	(1,380,000)	1/17/09	30.0	(114,540)
(1,823)	Newmont Mining Corporation	(9,115,000)	1/17/09	50.0	(893,270)
(601)	Nexen Inc.	(1,803,000)	1/17/09	30.0	(249,415)
(3,870)	Nippon Telegraph & Telephone Corporation	(9,675,000)	6/21/08	25.0	(67,725)
(1,410)	NovaGold Resources Inc.	(2,115,000)	6/21/08	15.0	(21,150)
(605)	Royal Dutch Shell PLC	(4,235,000)	7/19/08	70.0	(178,475)
(400)	Sanofi-Aventis	(1,700,000)	9/20/08	42.5	(42,000)
(1,335)	Smithfield Foods, Inc.	(4,005,000)	1/17/09	30.0	(250,312)
(1,400)	StatoilHydro ASA	(3,500,000)	7/19/08	25.0	(742,000)
(450)	Tech Data Corporation	(1,800,000)	1/17/09	40.0	(48,375)
(3,608)	Tyson Foods, Inc.	(5,412,000)	1/17/09	15.0	(1,019,260)
(380)	UBS AG	(1,140,000)	1/17/09	30.0	(205,200)
(405)	UBS AG	(1,620,000)	1/17/09	40.0	(72,900)

(30,057)	Total Call Options Written (premiums received $(8,783,854))	(84,798,000)			(7,459,320)

	Other Assets Less Liabilities – 0.3%				3,337,530

	FundPreferred Shares, at Liquidation Value – (61.3)% (13)				(708,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,154,924,230

Interest Rate Swaps outstanding at March 31, 2008:

		Fund	Floating		Fixed Rate		Unrealized
	Notional	Pay/Receive	Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Morgan Stanley	$71,000,000	Receive	1-Month USD-LIBOR	3.406%	Monthly	1/22/09	$(581,776)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at March 31, 2008.

(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at March 31, 2008.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(9)	Principal Amount (000)/Shares rounds to less than $1,000.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(11)	Investment has been pledged as collateral to cover call options written.

(12)	Portion of investment, with an aggregate market value of $535,500, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(13)	FundPreferred Shares, at Liquidation Value as a percentage of total investment is (37.8)%.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$1,001,886,726	$869,447,027	$2,895,000	$1,874,228,753
Derivatives*	—	(581,776)	—	(581,776)
Securities sold short	(7,182,733)	—	—	(7,182,733)
Call options written	(7,459,320)	—	—	(7,459,320)

Total	$987,244,673	$868,865,251	$2,895,000	$1,859,004,924

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments

Balance as of December 31, 2007	$4,003,008
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(99,215)
Net purchases at cost (sales at proceeds)	3,000,000
Net discounts (premiums)	11,942
Net transfers in to (out of) at end of period fair value	(4,020,735)

Balance as of March 31, 2008	$2,895,000

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $2,068,563,171.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 44,715,418
Depreciation	(239,049,836)

Net unrealized appreciation (depreciation) of investments	$(194,334,418)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.